Financial instruments (Details) - Schedule of capital structure - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Capital Structure Abstract
Borrowings, financing, debentures and promissory notes	R$ (12,135)	R$ (8,033)
(-) Cash and cash equivalents	4,210	2,550
(-) Derivative financial instruments	122	32
Net debt	(7,803)	(5,451)
Shareholders´ equity	R$ 3,595	R$ 2,766	R$ 2,402	R$ 1,347
% Net debt over shareholders´ equity	217.00%	197.00%